May 21, 2010

Keith O`Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:T. Rowe Price Reserve Investment Funds, Inc. ("Registrant")
T. Rowe Price Government Reserve Investment Fund
T. Rowe Price Reserve Investment Fund
File No.: 811-08279

Dear Mr. O`Connell:

Pursuant to Section 8 of the Investment Company Act of 1940, as amended, we are hereby filing Amendment No. 15 to the Registrant`s Registration Statement on Form N-1A. The Registrant has filed a registration statement under the Investment Company Act of 1940 but not under the Securities Act of 1933.

All changes from the previous amendment are redlined.

Please contact me at 410-345-6646, or in my absence, Tawanda L. Cottman at 410-345-498, if we may be of further assistance.

Sincerely,

/s/Brian R. Poole
Brian R. Poole